Intangible Assets, Net - Schedule of Amortization of Intangible Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Amortization of Intangible Assets [Abstract]
2025	$ 36,250
2026	36,250
2027	36,250
2028	36,250
2029	36,250
Thereafter	81,250
Total	$ 262,500	$ 150,000